UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02739 and 811-10179

Name of Fund:    BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 12/31/2013

Item 1 – Report to Stockholders

DECEMBER 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Basic Value Fund, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Dear Shareholder

Risk assets (such as equities) powered higher in 2013, for the most part unscathed by ongoing political and economic uncertainty. While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.

Equity markets rallied right out of the gate in January with cash pouring back in from the sidelines after a potential US fiscal crisis (i.e., the “fiscal cliff”) was averted with a last-minute tax deal. Key indicators signaling modest but broad-based improvements in the world’s major economies and a calming in Europe’s debt troubles fostered an aura of comfort for investors. Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US showed greater stability than most other regions. Slow but positive growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus program. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies fell short of expectations.

Financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing — or “tapering” — the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Risk assets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes as the Fed defied market expectations with its decision to delay tapering. Easing of political tensions that had earlier surfaced in Egypt and Syria and the re-election of Angela Merkel as Chancellor of Germany also boosted investor sentiment. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of the year was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. On the one hand, persistent weak growth and low inflation provided significant latitude for monetary policy decisions and investors were encouraged by dovish comments from Fed Chair-to-be Janet Yellen. On the other hand, US housing and manufacturing reports had begun to signal fundamental improvement in the economy. The long-awaited taper announcement ultimately came in mid-December. The Fed reduced the amount of its monthly asset purchases, but at the same time, extended its time horizon for maintaining low short-term interest rates. Markets reacted positively as this move signaled the Fed’s perception of real improvement in the economy and investors felt relief from the tenacious anxiety that had gripped them throughout the year.

Accommodative monetary policy and the avoidance of major risks made 2013 a strong year for most equity markets. US stocks were the strongest performers for the six- and 12-month periods ended December 31. In contrast, emerging markets were weighed down by uneven growth and structural imbalances. Rising US Treasury yields led to a rare annual loss in 2013 for Treasury bonds and other high-quality fixed income sectors including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, generated gains driven by income-oriented investors seeking yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	16.31%	32.39%
US small cap equities (Russell 2000® Index)	19.82	38.82
International equities (MSCI Europe, Australasia, Far East Index)	17.94	22.78
Emerging market equities (MSCI Emerging Markets Index)	7.70	(2.60)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.07
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.10)	(7.83)
US investment grade bonds (Barclays US Aggregate Bond Index)	0.43	(2.02)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.00	(2.55)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	5.94	7.44

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2013	BlackRock Basic Value Fund, Inc.

Investment Objective

BlackRock Basic Value Fund, Inc.’s (the “Fund”) investment objective is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.

Effective February 14, 2014, Fund management has determined to remove the S&P 500® Index as a benchmark against which the Fund measures its performance. Fund management believes the S&P 500® Index no longer has characteristics similar to the current investment strategy of the Fund.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended December 31, 2013, through its investment in Master Basic Value LLC (the “Master LLC”), the Fund outperformed the Russell 1000® Value Index benchmark. For the same period, the Fund’s Institutional Shares outperformed the broad-market S&P 500® Index, while the Fund’s Investor A, Investor B, Investor C and Class R Shares underperformed the S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

•

Stock selection in financials had the largest impact on performance during the period. An underweight in real estate investment trusts (“REITs”) continued to benefit returns as interest rate-sensitive areas of the market declined with rising US Treasury yields. In addition, the Master LLC’s insurance industry holdings advanced from improving equity markets and continued positive earnings.

•

The Master LLC’s substantial underweight in utilities contributed positively as the sector continued to underperform the broader Russell 1000® Value Index. Stock selection within the sector also contributed positively to relative performance. In energy, an investment in refiners generated outperformance. Valero Energy Corp. and Marathon Petroleum Corp. benefited from a change in the spread between the cost of domestic and international crude oil. This dynamic increased expected profit margins and led the companies to rebound from seasonal weakness experienced throughout the summer of 2013.

•

Stock selection in information technology (“IT”) had the largest negative impact during the period. An investment in Cisco Systems, Inc. declined 11% during the period after delivering a disappointing quarterly earnings report in November 2013 in which the company provided a weak outlook. In addition, an underweight in Apple Inc. detracted from performance as the stock rebounded 28%. The Master LLC’s underweight exposure to industrials, one of the top-performing sectors during the six months, detracted from relative performance.

Describe recent portfolio activity.

•

A combination of trading activity and market movement led to a number of changes to the Master LLC’s sector weightings during the six-month period. The Master LLC’s allocations to the energy and IT sectors increased notably while industrials, consumer discretionary and consumer staples experienced a decline.

Describe portfolio positioning at period end.

•

Relative to the Russell 1000® Value Index, the Master LLC ended the period with its largest sector overweights in the health care, consumer discretionary and financials sectors, and its most significant underweights in industrials, utilities and telecommunication services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

BlackRock Basic Value Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master LLC. The Master LLC invests primarily in equity securities that the investment advisor of the Master LLC believes are undervalued, which means that their prices are less than the investment advisor of the Master LLC believes they are worth.

[3]

This unmanaged index measures the performance of the large cap value segment of the US equity universe and includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

[4]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended December 31, 2013
		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	16.39%	38.32%	N/A	17.82%	N/A	7.48%	N/A
Investor A	16.24	37.96	30.71%	17.47	16.21%	7.17	6.60%
Investor B	15.56	36.45	31.95	16.32	16.10	6.44	6.44
Investor C	15.80	36.91	35.91	16.53	16.53	6.32	6.32
Class R	16.06	37.55	N/A	17.06	N/A	6.83	N/A
S&P 500® Index	16.31	32.39	N/A	17.94	N/A	7.41	N/A
Russell 1000® Value Index	14.34	32.53	N/A	16.67	N/A	7.58	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,163.90	$2.89	$1,000.00	$1,022.53	$2.70	0.53%
Investor A	$1,000.00	$1,162.40	$4.41	$1,000.00	$1,021.12	$4.13	0.81%
Investor B	$1,000.00	$1,155.60	$10.81	$1,000.00	$1,015.17	$10.11	1.99%
Investor C	$1,000.00	$1,158.00	$8.70	$1,000.00	$1,017.14	$8.13	1.60%
Class R	$1,000.00	$1,160.60	$6.15	$1,000.00	$1,019.51	$5.75	1.13%

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master LLC, the expense table reflects the net expenses of both the Fund and the Master LLC in which it invests.

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front- end load) of 5.25% and a service fee of 0.25% per year (but no distri- bution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribu- tion fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conver- sions.) All returns for periods greater than eight years reflect this conver- sion. These shares are only available through exchanges and dividend reinvestments by current holders and for purchase by certain employer- sponsored retirement plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer- sponsored retirement plans.

Performance information reflects past performance and does not guaran- tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Perfor- mance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fig- ures shown in the performance table on the previous page assume rein- vestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on July 1, 2013 and held through December 31, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Statement of Assets and Liabilities	BlackRock Basic Value Fund, Inc.

December 31, 2013 (Unaudited)

Assets
Investments at value — Master LLC (cost — $3,058,436,171)	$4,534,576,292
Withdrawals receivable from the Master LLC	8,313,255
Capital shares sold receivable	4,263,727
Prepaid expenses	53,762

Total assets	4,547,207,036

Liabilities
Capital shares redeemed payable	12,576,982
Service and distribution fees payable	750,937
Other affiliates payable	104,087
Officer’s fees payable	1,167
Other accrued expenses payable	694,618

Total liabilities	14,127,791

Net Assets	$4,533,079,245

Net Assets Consist of
Paid-in capital	$2,982,833,346
Distributions in excess of net investment income	(3,987,799)
Accumulated net realized gain allocated from the Master LLC	78,093,577
Net unrealized appreciation/depreciation allocated from the Master LLC	1,476,140,121

Net Assets	$4,533,079,245

Net Asset Value
Institutional — Based on net assets of $2,331,529,311 and 75,887,246 shares outstanding, 400 million shares authorized, $0.10 par value	$30.72

Investor A — Based on net assets of $1,729,384,670 and 56,707,481 shares outstanding, 200 million shares authorized, $0.10 par value	$30.50

Investor B — Based on net assets of $18,865,945 and 620,324 shares outstanding, 400 million shares authorized, $0.10 par value	$30.41

Investor C — Based on net assets of $434,692,694 and 15,438,815 shares outstanding, 200 million shares authorized, $0.10 par value	$28.16

Class R — Based on net assets of $18,606,625 and 633,346 shares outstanding, 400 million shares authorized, $0.10 par value	$29.38

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	7

Statement of Operations	BlackRock Basic Value Fund, Inc.

Six Months Ended December 31, 2013 (Unaudited)

Investment Income
Net investment income allocated from the Master LLC:
Dividends — unaffiliated	$45,398,231
Foreign taxes withheld	(622,577)
Securities lending — affiliated — net	22,261
Dividends — affiliated	12,951
Other income — affiliated	9,612
Expenses	(9,377,237)
Fees waived	22,916

Total income	35,466,157

Fund Expenses
Service — Investor A	2,100,962
Service and distribution — Investor B	104,671
Service and distribution — Investor C	2,076,597
Service and distribution — Class R	44,394
Transfer agent — Institutional	1,103,082
Transfer agent — Investor A	1,102,353
Transfer agent — Investor B	59,644
Transfer agent — Investor C	352,427
Transfer agent — Class R	17,956
Registration	43,654
Professional	37,211
Printing	35,826
Officer	594
Miscellaneous	14,727

Total expenses	7,094,098

Net investment income	28,372,059

Realized and Unrealized Gain Allocated from the Master LLC
Net realized gain from investments	274,221,233
Net change in unrealized appreciation/depreciation on investments	348,202,680

Total realized and unrealized gain	622,423,913

Net Increase in Net Assets Resulting from Operations	$650,795,972

See Notes to Financial Statements.

8	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Statements of Changes in Net Assets	BlackRock Basic Value Fund, Inc.

Increase in Net Assets:	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Operations
Net investment income	$28,372,059	$64,994,404
Net realized gain	274,221,233	557,916,538
Net change in unrealized appreciation/depreciation	348,202,680	354,453,065

Net increase in net assets resulting from operations	650,795,972	977,364,007

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(33,276,128)	(39,499,826)[1]
Investor A	(20,610,513)	(26,343,056)[1]
Investor B	—	(111,020)[1]
Investor C	(2,640,700)	(3,808,938)[1]
Class R	(172,754)	(237,160)[1]
Net realized gain:
Institutional	(254,868,337)	(121,781,637)[1]
Investor A	(192,471,471)	(93,798,916)[1]
Investor B	(2,158,252)	(2,100,540)[1]
Investor C	(52,030,010)	(24,212,926)[1]
Class R	(2,078,707)	(1,148,060)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(560,306,872)	(313,042,079)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	350,804,401	(504,259,357)

Net Assets
Total increase in net assets	441,293,501	160,062,571
Beginning of period	4,091,785,744	3,931,723,173

End of period	$4,533,079,245	$4,091,785,744

Undistributed (distributions in excess of) net investment income, end of period	$(3,987,799)	$24,340,237

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	9

Financial Highlights	BlackRock Basic Value Fund, Inc.

	Institutional
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$30.22	$25.64	$26.94	$21.27	$18.99	$26.12

Net investment income[1]	0.25	0.52	0.48	0.40	0.43	0.50
Net realized and unrealized gain (loss)	4.53	6.36	(1.07)	5.68	2.31	(6.60)

Net increase (decrease) from investment operations	4.78	6.88	(0.59)	6.08	2.74	(6.10)

Dividends and distributions from:
Net investment income	(0.49)	(0.56)[2]	(0.48)[2]	(0.41)[2]	(0.46)[2]	(0.57)[2]
Net realized gain	(3.79)	(1.74)[2]	(0.23)[2]	—	—	(0.46)[2]

Total dividends and distributions	(4.28)	(2.30)	(0.71)	(0.41)	(0.46)	(1.03)

Net asset value, end of period	$30.72	$30.22	$25.64	$26.94	$21.27	$18.99

Total Investment Return[3]
Based on net asset value	16.39%[4]	28.67%	(2.05)%	28.76%	14.28%	(23.67)%

Ratios to Average Net Assets[5]
Total expenses	0.53%[6,7]	0.55%[6]	0.56%[6]	0.55%[6]	0.55%	0.58%

Total expenses after fees waived and/or reimbursed	0.53%[6,7]	0.55%[6]	0.56%[6]	0.55%[6]	0.55%	0.58%

Net investment income	1.51%[6,7]	1.89%[6]	1.88%[6]	1.57%[6]	1.93%	2.54%

Supplemental Data
Net assets, end of period (000)	$2,331,529	$2,069,166	$2,066,925	$2,552,926	$1,956,794	$1,747,444

Portfolio turnover of the Master LLC	23%	53%	38%	64%	48%	38%

1	Based on average shares outstanding.

2	Determined in accordance with federal income tax regulations.

3	Where applicable, assumes the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.

6	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

7	Annualized.

See Notes to Financial Statements.

10	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor A
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$29.99	$25.45	$26.75	$21.12	$18.86	$25.94

Net investment income[1]	0.20	0.44	0.40	0.32	0.36	0.44
Net realized and unrealized gain (loss)	4.51	6.33	(1.07)	5.64	2.30	(6.56)

Net increase (decrease) from investment operations	4.71	6.77	(0.67)	5.96	2.66	(6.12)

Dividends and distributions from:
Net investment income	(0.41)	(0.49)[2]	(0.40)[2]	(0.33)[2]	(0.40)[2]	(0.50)[2]
Net realized gain	(3.79)	(1.74)[2]	(0.23)[2]	—	—	(0.46)[2]

Total dividends and distributions	(4.20)	(2.23)	(0.63)	(0.33)	(0.40)	(0.96)

Net asset value, end of period	$30.50	$29.99	$25.45	$26.75	$21.12	$18.86

Total Investment Return[3]
Based on net asset value	16.24%[4]	28.35%	(2.39)%	28.36%	13.97%	(23.93)%

Ratios to Average Net Assets[5]
Total expenses	0.81%[6,7]	0.83%[6]	0.86%[6]	0.84%[6]	0.86%	0.89%

Total expenses after fees waived and/or reimbursed	0.81%[6,7]	0.83%[6]	0.86%[6]	0.84%[6]	0.86%	0.89%

Net investment income	1.24%[6,7]	1.61%[6]	1.59%[6]	1.28%[6]	1.62%	2.24%

Supplemental Data
Net assets, end of period (000)	$1,729,385	$1,594,656	$1,439,411	$1,652,159	$1,461,423	$1,388,725

Portfolio turnover of the Master LLC	23%	53%	38%	64%	48%	38%

1	Based on average shares outstanding.

2	Determined in accordance with federal income tax regulations.

3	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

4	Aggregate total investment return.

5	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.

6	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

7	Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	11

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor B
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$29.65	$25.08	$26.27	$20.69	$18.45	$25.30

Net investment income[1]	0.01	0.15	0.14	0.08	0.16	0.26
Net realized and unrealized gain (loss)	4.45	6.25	(1.02)	5.53	2.23	(6.41)

Net increase (decrease) from investment operations	4.46	6.40	(0.88)	5.61	2.39	(6.15)

Dividends and distributions from:
Net investment income	—	(0.09)[2]	(0.08)[2]	(0.03)[2]	(0.15)[2]	(0.24)[2]
Net realized gain	(3.70)	(1.74)[2]	(0.23)[2]	—	—	(0.46)[2]

Total dividends and distributions	(3.70)	(1.83)	(0.31)	(0.03)	(0.15)	(0.70)

Net asset value, end of period	$30.41	$29.65	$25.08	$26.27	$20.69	$18.45

Total Investment Return[3]
Based on net asset value	15.56%[4]	26.94%	(3.31)%	27.15%	12.88%	(24.60)%

Ratios to Average Net Assets[5]
Total expenses	1.99%[6,7]	1.92%[6]	1.87%[6]	1.81%[6]	1.79%	1.79%

Total expenses after fees waived and/or reimbursed	1.99%[6,7]	1.92%[6]	1.86%[6]	1.81%[6]	1.79%	1.79%

Net investment income	0.08%[6,7]	0.54%[6]	0.58%[6]	0.32%[6]	0.73%	1.34%

Supplemental Data
Net assets, end of period (000)	$18,866	$24,282	$41,283	$75,481	$101,508	$168,115

Portfolio turnover of the Master LLC	23%	53%	38%	64%	48%	38%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock Basic Value Fund, Inc.

	Investor C
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$27.89	$23.80	$25.03	$19.78	$17.70	$24.37

Net investment income[1]	0.07	0.21	0.18	0.11	0.17	0.26
Net realized and unrealized gain (loss)	4.18	5.89	(0.99)	5.29	2.15	(6.17)

Net increase (decrease) from investment operations	4.25	6.10	(0.81)	5.40	2.32	(5.91)

Dividends and distributions from:
Net investment income	(0.19)	(0.27)[2]	(0.19)[2]	(0.15)[2]	(0.24)[2]	(0.30)[2]
Net realized gain	(3.79)	(1.74)[2]	(0.23)[2]	—	—	(0.46)[2]

Total dividends and distributions	(3.98)	(2.01)	(0.42)	(0.15)	(0.24)	(0.76)

Net asset value, end of period	$28.16	$27.89	$23.80	$25.03	$19.78	$17.70

Total Investment Return[3]
Based on net asset value	15.80%[4]	27.29%	(3.16)%	27.36%	13.01%	(24.57)%

Ratios to Average Net Assets[5]
Total expenses	1.60%[6,7]	1.63%[6]	1.67%[6]	1.66%[6]	1.68%	1.72%

Total expenses after fees waived and/or reimbursed	1.60%[6,7]	1.63%[6]	1.67%[6]	1.66%[6]	1.68%	1.72%

Net investment income	0.46%[6,7]	0.81%[6]	0.77%[6]	0.46%[6]	0.80%	1.40%

Supplemental Data
Net assets, end of period (000)	$434,693	$387,027	$365,319	$465,007	$413,806	$413,576

Portfolio turnover of the Master LLC	23%	53%	38%	64%	48%	38%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sale charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	13

Financial Highlights (concluded)	BlackRock Basic Value Fund, Inc.

	Class R
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$28.99	$24.63	$25.90	$20.48	$18.31	$25.19

Net investment income[1]	0.14	0.34	0.30	0.23	0.27	0.35
Net realized and unrealized gain (loss)	4.35	6.12	(1.03)	5.46	2.23	(6.37)

Net increase (decrease) from investment operations	4.49	6.46	(0.73)	5.69	2.50	(6.02)

Dividends and distributions from:
Net investment income	(0.31)	(0.36)[2]	(0.31)[2]	(0.27)[2]	(0.33)[2]	(0.40)[2]
Net realized gain	(3.79)	(1.74)[2]	(0.23)[2]	—	—	(0.46)[2]

Total dividends and distributions	(4.10)	(2.10)	(0.54)	(0.27)	(0.33)	(0.86)

Net asset value, end of period	$29.38	$28.99	$24.63	$25.90	$20.48	$18.31

Total Investment Return[3]
Based on net asset value	16.06%[4]	27.92%	(2.73)%	27.89%	13.51%	(24.21)%

Ratios to Average Net Assets[5]
Total expenses	1.13%[6,7]	1.18%[6]	1.22%[6]	1.23%[6]	1.22%	1.29%

Total expenses after fees waived and/or reimbursed	1.13%[6,7]	1.16%[6]	1.20%[6]	1.23%[6]	1.22%	1.29%

Net investment income	0.92%[6,7]	1.29%[6]	1.23%[6]	0.93%[6]	1.27%	1.83%

Supplemental Data
Net assets, end of period (000)	$18,607	$16,655	$18,785	$24,155	$19,858	$18,918

Portfolio turnover of the Master LLC	23%	53%	38%	64%	48%	38%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Notes to Financial Statements (Unaudited)	BlackRock Basic Value Fund, Inc.

1. Organization:

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at December 31, 2013 was 98.7%. As such, the financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the

Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended June 30, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with the BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). The Fund pays the Administrator

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	15

Notes to Financial Statements (continued)	BlackRock Basic Value Fund, Inc.

no fees pursuant to the agreement. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2013, the Fund paid the following to affiliates in return for these services, which is included in transfer agent — class specific in the Statement of Operations:

Institutional	$229,916
Investor A	$96

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2013, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$15,398
Investor A	$15,935
Investor B	$903
Investor C	$2,739
Class R	$260

The Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses of Class R Shares to 1.22% of Class R Shares average daily net assets, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to November 1, 2014 unless approved by the Board, including a majority of the independent directors.

For the six months ended December 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $65,294.

For the six months ended December 31, 2013, affiliates received CDSCs as follows:

Investor A	$1,990
Investor B	$2,716
Investor C	$8,001

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

4. Income Tax Information:

As of June 30, 2013, the Fund had a capital loss carryforward, subject to annual limitation, available to offset future realized capital gains of $18,912,640, all of which is due to expire June 30, 2017.

16	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Notes to Financial Statements (concluded)	BlackRock Basic Value Fund, Inc.

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2013		Year Ended June 30, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,178,155	$334,070,778	16,994,597	$478,200,942
Shares issued in reinvestment of dividends and distributions	8,929,415	263,684,657	5,857,925	147,326,302
Shares redeemed	(11,690,419)	(381,568,755)	(35,001,859)	(959,508,676)

Net increase (decrease)	7,417,151	$216,186,680	(12,149,337)	$(333,981,432)

Investor A
Shares sold and automatic conversion of shares	3,385,762	$108,308,738	6,949,426	$190,442,306
Shares issued in reinvestment of dividends and distributions	6,542,336	191,818,553	4,298,019	107,405,885
Shares redeemed	(6,394,811)	(202,767,831)	(14,621,283)	(401,765,648)

Net increase (decrease)	3,533,287	$97,359,460	(3,373,838)	$(103,917,457)

Investor B
Shares sold	28,065	$888,146	102,235	$2,759,615
Shares issued in reinvestment of dividends and distributions	63,395	1,854,287	76,373	1,897,875
Shares redeemed and automatic conversion of shares	(289,994)	(9,063,295)	(1,005,726)	(26,961,449)

Net decrease	(198,534)	$(6,320,862)	(827,118)	$(22,303,959)

Investor C
Shares sold	1,007,731	$29,813,513	1,200,080	$31,022,005
Shares issued in reinvestment of dividends and distributions	1,751,728	47,435,058	1,020,527	23,828,536
Shares redeemed	(1,196,322)	(35,252,085)	(3,694,271)	(93,989,310)

Net increase (decrease)	1,563,137	$41,996,486	(1,473,664)	$(39,138,769)

Class R
Shares sold	93,148	$2,873,873	212,037	$5,651,992
Shares issued in reinvestment of dividends and distributions	79,698	2,251,455	57,241	1,385,218
Shares redeemed	(114,013)	(3,542,691)	(457,387)	(11,954,950)

Net increase (decrease)	58,833	$1,582,637	(188,109)	$(4,917,740)

Total Net Increase (Decrease)	12,373,874	$350,804,401	(18,012,066)	$(504,259,357)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	17

Master LLC Portfolio Information	Master Basic Value LLC

As of December 31, 2013

Ten Largest Holdings	Percent of Long-Term Investments

JPMorgan Chase & Co.	4%
Citigroup, Inc.	4
Exxon Mobil Corp.	4
Pfizer, Inc.	3
Marathon Oil Corp.	3
Medtronic, Inc.	3
Cisco Systems, Inc.	3
Wells Fargo & Co.	3
Viacom, Inc., Class B	2
Microsoft Corp.	2

Sector Allocation	Percent of Long-Term Investments

Financials	31%
Health Care	17
Energy	17
Consumer Discretionary	11
Information Technology	10
Industrials	5
Consumer Staples	4
Utilities	3
Materials	2

For Master LLC compliance purposes, the Master LLC’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

18	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.9%
The Boeing Co.	176,000	$24,022,240
Honeywell International, Inc.	523,855	47,864,631
Northrop Grumman Corp.	533,623	61,158,532
Raytheon Co.	521,004	47,255,063

		180,300,466
Airlines — 0.4%
Delta Air Lines, Inc.	652,585	17,926,510
Auto Components — 1.9%
Lear Corp.	802,725	64,996,643
TRW Automotive Holdings Corp. (a)	276,674	20,581,779

		85,578,422
Automobiles — 1.9%
Ford Motor Co.	780,973	12,050,413
General Motors Co. (a)	1,831,979	74,872,982

		86,923,395
Capital Markets — 1.0%
Morgan Stanley	921,000	28,882,560
State Street Corp.	210,782	15,469,291

		44,351,851
Chemicals — 2.0%
AKZO Nobel NV — ADR	1,253,200	32,420,284
Ashland, Inc.	243,000	23,580,720
Celanese Corp., Series A	8,100	448,011
LyondellBasell Industries NV, Class A	420,900	33,789,852

		90,238,867
Commercial Banks — 3.8%
Regions Financial Corp.	4,035,514	39,911,233
U.S. Bancorp	514,475	20,784,790
Wells Fargo & Co.	2,548,824	115,716,610

		176,412,633
Communications Equipment — 3.6%
Cisco Systems, Inc.	5,749,560	129,077,622
Telefonaktiebolaget LM Ericsson — ADR	2,824,500	34,571,880

		163,649,502
Computers & Peripherals — 0.1%
Apple Inc.	8,300	4,657,213
Consumer Finance — 4.3%
Capital One Financial Corp.	1,328,288	101,760,144
Discover Financial Services	1,736,355	97,149,062

		198,909,206
Diversified Financial Services — 9.6%
Citigroup, Inc.	3,580,641	186,587,202
JPMorgan Chase & Co.	3,336,224	195,102,380
The NASDAQ OMX Group, Inc.	1,523,807	60,647,519

		442,337,101

Common Stocks	Shares	Value
Electric Utilities — 0.4%
Edison International	408,520	$18,914,476
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	998,150	17,787,033
Energy Equipment & Services — 0.5%
Halliburton Co.	459,394	23,314,245
Food & Staples Retailing — 2.5%
CVS Caremark Corp.	312,900	22,394,253
The Kroger Co.	2,136,675	84,462,763
Walgreen Co.	139,175	7,994,212

		114,851,228
Gas Utilities — 0.7%
UGI Corp.	798,756	33,116,424
Health Care Equipment & Supplies — 7.3%
Baxter International, Inc.	99,000	6,885,450
Hologic, Inc. (a)	259,100	5,790,885
Medtronic, Inc.	2,367,406	135,865,430
St. Jude Medical, Inc.	1,509,161	93,492,524
Zimmer Holdings, Inc.	973,156	90,688,408

		332,722,697
Health Care Providers & Services — 0.7%
Quest Diagnostics, Inc.	584,400	31,288,776
Household Durables — 1.5%
Garmin Ltd.	123,730	5,718,801
Newell Rubbermaid, Inc.	1,959,802	63,517,183

		69,235,984
Household Products — 1.3%
Energizer Holdings, Inc.	555,739	60,153,189
Kimberly-Clark Corp.	8,727	911,622

		61,064,811
Independent Power Producers & Energy Traders — 1.8%
AES Corp.	5,744,200	83,348,342
Industrial Conglomerates — 1.0%
General Electric Co.	1,593,546	44,667,094
Insurance — 11.4%
ACE Ltd.	602,873	62,415,442
Aflac, Inc.	860,903	57,508,320
Genworth Financial, Inc., Class A (a)	3,922,300	60,913,319
Hartford Financial Services Group, Inc.	1,942,523	70,377,608
Lincoln National Corp.	1,242,251	64,124,997
MetLife, Inc.	423,216	22,819,807
PartnerRe Ltd.	43,680	4,605,182
Prudential Financial, Inc.	844,653	77,893,900
The Travelers Cos., Inc.	632,025	57,223,543
XL Group PLC	1,360,713	43,325,102

		521,207,220

Portfolio Abbreviation

ADR	American Depositary Receipts

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	19

Schedule of Investments (continued)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services — 0.9%
The Western Union Co.	2,510,619	$43,308,178
Machinery — 0.1%
Stanley Black & Decker, Inc. (a)	31,000	3,199,200
Media — 4.5%
Comcast Corp., Special Class A	749,387	37,379,424
Time Warner, Inc.	854,694	59,589,266
Viacom, Inc., Class B	1,260,251	110,070,322

		207,039,012
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	201,300	15,266,592
Multiline Retail — 0.7%
Kohl’s Corp.	485,168	27,533,284
Macy’s, Inc.	86,800	4,635,120

		32,168,404
Office Electronics — 0.7%
Xerox Corp.	2,643,100	32,166,527
Oil, Gas & Consumable Fuels — 16.1%
Apache Corp.	501,896	43,132,942
Cobalt International Energy, Inc. (a)	2,088,200	34,350,890
Exxon Mobil Corp.	1,626,744	164,626,493
Gulfport Energy Corp. (a)	790,700	49,932,705
Marathon Oil Corp.	4,297,483	151,701,150
Marathon Petroleum Corp.	853,766	78,315,955
Phillips 66	174,700	13,474,611
Suncor Energy, Inc.	1,844,100	64,635,705
Total SA — ADR	1,050,240	64,348,205
Valero Energy Corp.	1,437,250	72,437,400

		736,956,056
Paper & Forest Products — 0.0%
International Paper Co.	30,800	1,510,124
Pharmaceuticals — 9.1%
AstraZeneca PLC — ADR	1,360,700	80,784,759
Eli Lilly & Co.	1,795,700	91,580,700
Hospira, Inc. (a)(b)	390,991	16,140,108
Johnson & Johnson	380,100	34,813,359
Merck & Co., Inc.	129,200	6,466,460

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Pfizer, Inc.	5,115,625	$156,691,594
Teva Pharmaceutical Industries Ltd. — ADR	804,200	32,232,336

		418,709,316
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A (a)	337,100	8,865,730
Jones Lang LaSalle, Inc.	327,000	33,481,530

		42,347,260
Semiconductors & Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	51,100	3,293,906
Teradyne, Inc. (a)(b)	1,320,400	23,265,448

		26,559,354
Software — 3.8%
Microsoft Corp.	2,850,401	106,690,509
Oracle Corp.	948,587	36,292,939
Symantec Corp.	1,385,700	32,674,806

		175,658,254
Total Long-Term Investments (Cost — $3,091,180,386) — 99.7%		4,577,691,773

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	689,278	689,278

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$24,191	24,191,049
Total Short-Term Securities (Cost — $24,880,327) — 0.5%		24,880,327
Total Investments (Cost — $3,116,060,713*) — 100.2%		4,602,572,100
Liabilities in Excess of Other Assets — (0.2)%		(9,402,395)

Net Assets — 100.0%		$4,593,169,705

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,162,031,566

Gross unrealized appreciation	$1,454,375,796
Gross unrealized depreciation	(13,835,262)

Net unrealized appreciation	$1,440,540,534

See Notes to Financial Statements.

20	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Schedule of Investments (concluded)	Master Basic Value LLC

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2013	Net Activity	Shares/ Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	19,946,821	(19,257,543)	689,278	$13,110
BlackRock Liquidity Series, LLC, Money Market Series	$55,675,507	$(31,484,458)	$24,191,049	$22,536

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,577,691,773	—	—	$4,577,691,773
Short-Term Securities	689,278	$24,191,049	—	24,880,327
Total	$4,578,381,051	$24,191,049	—	$4,602,572,100

[1] See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Master LLC’s liabilities approximates fair value for financial statement purposes. As of December 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(68,898)	—	$(68,898)
Collateral on securities loaned at value	—	(24,191,049)	—	(24,191,049)
Total	—	$(24,259,947)	—	$(24,259,947)

There were no transfers between levels during the six months ended December 31, 2013.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	21

Statement of Assets and Liabilities	Master Basic Value LLC

December 31, 2013 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $23,660,392) (cost — $3,091,180,386)	$4,577,691,773
Investments at value — affiliated (cost — $24,880,327)	24,880,327
Investments sold receivable	42,962,777
Dividends receivable — unaffiliated	4,243,643
Dividends receivable — affiliated	1,112
Income receivable — affiliated	9,730
Securities lending income receivable — affiliated	4,148
Prepaid expenses	68,645

Total assets	4,649,862,155

Liabilities
Bank overdraft	68,898
Collateral on securities loaned at value	24,191,049
Investments purchased payable	22,355,464
Withdrawals payable to investors	8,313,255
Investment advisory fees payable	1,572,543
Directors’ fees payable	20,943
Other affiliates payable	10,940
Other accrued expenses payable	159,358

Total liabilities	56,692,450

Net Assets	$4,593,169,705

Net Assets Consist of
Investors’ capital	$3,106,658,318
Net unrealized appreciation/depreciation	1,486,511,387

Net Assets	$4,593,169,705

See Notes to Financial Statements.

22	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Statement of Operations	Master Basic Value LLC

Six Months Ended December 31, 2013 (Unaudited)

Investment Income
Dividends — unaffiliated	$45,953,866
Foreign taxes withheld	(630,121)
Securities lending — affiliated — net	22,536
Dividends — affiliated	13,110
Other income — affiliated	9,730

Total income	45,369,121

Expenses
Investment advisory	9,011,262
Accounting services	272,931
Custodian	96,968
Directors	38,995
Professional	39,508
Printing	2,568
Miscellaneous	30,217

Total expenses	9,492,449
Less fees waived by Manager	(23,199)

Total expenses after fees waived	9,469,250

Net investment income	35,899,871

Realized and Unrealized Gain
Net realized gain from investments	278,187,666
Net change in unrealized appreciation/depreciation on investments	352,064,848

Total realized and unrealized gain	630,252,514

Net Increase in Net Assets Resulting from Operations	$666,152,385

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	23

Statements of Changes in Net Assets	Master Basic Value LLC

Increase in Net Assets:	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Operations
Net investment income	$35,899,871	$78,934,144
Net realized gain	278,187,666	561,027,997
Net change in unrealized appreciation/depreciation	352,064,848	358,066,797

Net increase in net assets resulting from operations	666,152,385	998,028,938

Capital Transactions
Proceeds from contributions	488,672,582	921,898,797
Value of withdrawals	(703,535,484)	(1,743,459,924)

Net decrease in net assets derived from capital transactions	(214,862,902)	(821,561,127)

Net Assets
Total increase in net assets	451,289,483	176,467,811
Beginning of period	4,141,880,222	3,965,412,411

End of period	$4,593,169,705	$4,141,880,222

Financial Highlights	Master Basic Value LLC

	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30,
		2013	2012	2011	2010	2009

Total Investment Return
Total investment return	16.45%[1]	28.81%	(1.95)%	28.91%	14.40%	(23.55)%

Ratios to Average Net Assets
Total expenses	0.43%[2]	0.43%	0.44%	0.43%	0.43%	0.44%

Total expenses after fees waived	0.43%[2]	0.43%	0.44%	0.43%	0.43%	0.44%

Net investment income	1.62%[2]	2.01%	2.00%	1.69%	2.05%	2.69%

Supplemental Data
Net assets, end of period (000)	$4,593,170	$4,141,880	$3,965,412	$4,800,622	$3,966,370	$3,744,860

Portfolio turnover	23%	53%	38%	64%	48%	38%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Notes to Financial Statements (Unaudited)	Master Basic Value LLC

1. Organization:

Master Basic Value LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master LLC for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Investments in open-end registered investment companies are valued at NAV each business day.

The Master LLC values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master LLC’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	25

Notes to Financial Statements (continued)	Master Basic Value LLC

can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended June 30, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLC ‘s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Master LLC may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Master LLC should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master LLC earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master LLC under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master LLC, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Master LLC can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Master LLC’s securities lending agreements by counterparty which are subject to offset under a MSLA as of December 31, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
BNP Paribas S.A.	$13,105,756	$(13,105,756)	—
Morgan Stanley	10,554,636	(10,554,636)	—

Total	$23,660,392	$(23,660,392)	—

[1]

Collateral with a value of $24,191,049 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Master LLC benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Master LLC also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended December 31, 2013, any securities on loan were collateralized by cash.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide

26	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Notes to Financial Statements (continued)	Master Basic Value LLC

investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $100 Million	0.60%
$100 - $200 Million	0.50%
Greater than $200 Million	0.40%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master LLC’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended December 31, 2013, the Master LLC reimbursed the Manager $21,280 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Master LLC retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Master LLC benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Master LLC is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended December 31,

2013, BIM received $12,135 in securities lending agent fees related to securities lending activities for the Master LLC.

The Master LLC recorded payments from an affiliate to compensate for foregone securities lending revenue, which is shown as Other income — affiliated in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

5. Purchases and Sales:

Purchases and sales of investments excluding short-term securities for the six months ended December 31, 2013 were $1,001,194,966 and $1,078,290,014, respectively.

6. Bank Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Master LLC may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Master LLC, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Master LLC did not borrow under the credit agreement during the six months ended December 31, 2013.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	27

Notes to Financial Statements (concluded)	Master Basic Value LLC

extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

As of December 31, 2013, the Master LLC invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Master LLC and could affect the value, income and/or liquidity of positions in such securities.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	29

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at

http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013	31

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015

2017

2019

2021

2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund

BlackRock Prepared Portfolios	LifePath Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

32	BLACKROCK BASIC VALUE FUND, INC.	DECEMBER 31, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BV-12/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 28, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 28, 2014

3